Fair Values of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and due from banks	$ 17,962,990	$ 21,688,557
Interest bearing deposits with banks	1,532,420	48,603,182
Securities available-for-sale	505,046,377	496,124,574
Net loans	401,706,081	391,106,337
Financial liabilities
Deposits	720,821,564	760,300,483
Federal Home Loan Bank advances	30,005,541	20,283,999
Securities Sold under Agreement to Repurchase	142,497,938	150,282,913
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	17,962,990	21,688,557
Interest bearing deposits with banks	1,532,420	48,603,182
Financial liabilities
Deposits	543,123,284	563,440,632
Securities Sold under Agreement to Repurchase	142,497,938	150,282,913
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	501,972,150	493,153,468
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Securities available-for-sale	3,074,227	2,971,106
Net loans	401,706,081	391,106,337
Financial liabilities
Deposits	177,698,280	196,859,851
Federal Home Loan Bank advances	30,005,541	20,283,999
Carrying Value [Member]
Financial assets
Cash and due from banks	17,962,990	21,688,557
Interest bearing deposits with banks	1,532,420	48,603,182
Securities available-for-sale	505,046,377	496,124,574
Net loans	402,390,574	390,148,343
Financial liabilities
Deposits	720,685,499	760,152,340
Federal Home Loan Bank advances	30,000,000	20,000,000
Securities Sold under Agreement to Repurchase	$ 142,497,938	$ 150,282,913